Eaton Vance

Balanced Fund

September 30, 2021 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At September 30, 2021, the Fund owned 75.5% of Core Bond Portfolio’s outstanding interests and 86.1% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2021 is set forth below.

Eaton Vance

Balanced Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $473,965,931)	$712,340,182	62.2%

Core Bond Portfolio (identified cost, $427,413,173)	433,388,008	37.9

Total Investments in Affiliated Portfolios (identified cost, $901,379,104)	$1,145,728,190	100.1%

Other Assets, Less Liabilities	$(909,371)	(0.1)%

Net Assets	$1,144,818,819	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2021 and December 31, 2020, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Core Bond Portfolio at September 30, 2021 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Stock Portfolio

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Auto Components — 1.5%
Aptiv PLC(1)	85,000	$12,662,450

		$12,662,450

Banks — 5.1%
PNC Financial Services Group, Inc. (The)	97,040	$18,984,906
Wells Fargo & Co.	498,800	23,149,308

		$42,134,214

Beverages — 3.6%
Coca-Cola Co. (The)	286,900	$15,053,643
Coca-Cola Europacific Partners PLC	268,200	14,828,778

		$29,882,421

Biotechnology — 3.7%
AbbVie, Inc.	187,400	$20,214,838
Neurocrine Biosciences, Inc.(1)	107,100	10,271,961

		$30,486,799

Building Products — 1.0%
AZEK Co., Inc. (The)(1)	215,500	$7,872,215

		$7,872,215

Capital Markets — 7.2%
Goldman Sachs Group, Inc. (The)	26,900	$10,169,007
Intercontinental Exchange, Inc.	119,700	13,743,954
S&P Global, Inc.	44,800	19,035,072
Tradeweb Markets, Inc., Class A	201,039	16,239,930

		$59,187,963

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	64,182	$9,586,223

		$9,586,223

Containers & Packaging — 1.0%
AptarGroup, Inc.	70,700	$8,438,045

		$8,438,045

Electric Utilities — 1.6%
NextEra Energy, Inc.	165,484	$12,993,804

		$12,993,804

Electrical Equipment — 1.2%
AMETEK, Inc.	78,700	$9,759,587

		$9,759,587

Electronic Equipment, Instruments & Components — 1.2%
TE Connectivity, Ltd.	75,000	$10,291,500

		$10,291,500

Security	Shares	Value
Entertainment — 1.3%
Walt Disney Co. (The)(1)	64,800	$10,962,216

		$10,962,216

Equity Real Estate Investment Trusts (REITs) — 2.4%
EastGroup Properties, Inc.	38,811	$6,467,077
Lamar Advertising Co., Class A	114,600	13,001,370

		$19,468,447

Food & Staples Retailing — 1.9%
Sysco Corp.	203,700	$15,990,450

		$15,990,450

Health Care Equipment & Supplies — 4.5%
Boston Scientific Corp.(1)	381,800	$16,566,302
Danaher Corp.	68,866	20,965,565

		$37,531,867

Health Care Providers & Services — 1.8%
Anthem, Inc.	40,960	$15,269,888

		$15,269,888

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc., Class A(1)	85,600	$12,676,504

		$12,676,504

Interactive Media & Services — 10.0%
Alphabet, Inc., Class C(1)	17,929	$47,786,343
Facebook, Inc., Class A(1)	103,544	35,141,798

		$82,928,141

Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.(1)	15,022	$49,347,871

		$49,347,871

IT Services — 7.4%
Automatic Data Processing, Inc.	64,100	$12,814,872
PayPal Holdings, Inc.(1)	77,300	20,114,233
Shift4 Payments, Inc., Class A(1)	95,500	7,403,160
Visa, Inc., Class A	94,500	21,049,875

		$61,382,140

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	32,500	$18,568,225

		$18,568,225

Machinery — 1.2%
Stanley Black & Decker, Inc.	55,700	$9,764,767

		$9,764,767

Oil, Gas & Consumable Fuels — 2.3%
ConocoPhillips	275,800	$18,690,966

		$18,690,966

Pharmaceuticals — 1.1%
Zoetis, Inc.	47,400	$9,202,236

		$9,202,236

Security	Shares	Value
Professional Services — 2.2%
Booz Allen Hamilton Holding Corp.	113,400	$8,998,290
Clarivate PLC(1)	427,200	9,355,680

		$18,353,970

Road & Rail — 1.5%
Union Pacific Corp.	62,400	$12,231,024

		$12,231,024

Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	88,400	$14,805,232
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	97,423	10,877,278
Texas Instruments, Inc.	66,779	12,835,592

		$38,518,102

Software — 9.0%
Intuit, Inc.	21,036	$11,349,132
Microsoft Corp.	222,720	62,789,223

		$74,138,355

Specialty Retail — 1.6%
TJX Cos., Inc. (The)	202,640	$13,370,187

		$13,370,187

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	323,688	$45,801,852

		$45,801,852

Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	20,600	$7,420,120

		$7,420,120

Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.(1)	92,920	$11,871,459

		$11,871,459

Total Common Stocks (identified cost $523,574,363)		$816,784,008

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	138,437	$138,437

Total Short-Term Investments (identified cost $138,437)		$138,437

Total Investments — 98.7% (identified cost $523,712,800)		$816,922,445

Other Assets, Less Liabilities — 1.3%		$10,636,831

Net Assets — 100.0%		$827,559,276

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Portfolio’s investment in affiliated funds was $138,437, which represents less than 0.05% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,475,259	$87,608,098	$(93,944,920)	$—	$—	$138,437	$1,119	138,437

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$816,784,008	*	$—	$—	$816,784,008
Short-Term Investments	—		138,437	—	138,437
Total Investments	$816,784,008		$138,437	$—	$816,922,445

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.